Property, Plant And Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of property, plant and equipment, net
Cost	Office furniture	Manufacturing machinery and lab equipment	Computers	Leasehold improvements	Total

Balance as of January 1, 2022	257	4,764	176	3,137	8,334
Additions	37	327	49	142	555
Disposals	-	-	(59)	-	(59)
Foreign currency translation	(1)	-	-	-	(1)

Balance as of December 31, 2022	293	5,091	166	3,279	8,829

Balance as of January 1, 2021	332	4,775	169	2,904	8,180
Additions	18	193	45	233	489
Disposals	(89)	(205)	(36)	-	(330)
Foreign currency translation	(4)	1	(2)	-	(5)

Balance as of December 31, 2021	257	4,764	176	3,137	8,334

Accumulated Depreciation

Balance as of January 1, 2022	133	3,370	94	2,259	5,856
Additions	25	448	62	132	667
Disposals	-	-	(59)	-	(59)
Foreign currency translation	(1)	-	-	-	(1)

Balance as of December 31, 2022	157	3,818	97	2,391	6,463

Balance as of January 1, 2021	204	3,092	76	2,178	5,550
Additions	22	483	55	81	641
Disposals	(89)	(204)	(35)	-	(328)
Foreign currency translation	(4)	(1)	(2)	-	(7)

Balance as of December 31, 2021	133	3,370	94	2,259	5,856

Carrying amounts of all fixed asset items
December 31, 2022	136	1,273	69	888	2,366
December 31, 2021	124	1,394	82	878	2,478